Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties and the Nature of their Relationships

The following table presents the Company’s related parties and the nature of their relationships:

Name	Relationship	Purpose/Nature
HuaJun Yan	Chief Operating Officer and Director	Working capital advances and accrued compensation
Caifen Yan	Chief Executive Officer, Chairman of the Board and Director	Accrued compensation

Schedule of Amounts Due to Related Parties

The following table presents amounts due to related parties as of June 30, 2026 and December 31, 2025:

Amounts due to related parties	June 30, 2026	December 31, 2025
HuaJun Yan	$202,971	$285,193
Caifen Yan	-	300,000
Total	$202,971	$585,193